Notes to the consolidated statements of income - Share buy-back program (Details) € / shares in Units, € in Thousands	1 Months Ended		2 Months Ended
	Sep. 30, 2025 EUR (€) € / shares shares	Aug. 31, 2025 EUR (€) € / shares shares	Sep. 30, 2025 EUR (€) € / shares shares	Aug. 11, 2025 EUR (€)	May 20, 2021 EUR (€) tranche
Share buy-back program
Number of shares repurchased | shares	1,479,790	2,084,733	3,564,523
Average weighted stock price per repurchased share | € / shares	€ 42.45	€ 42.68	€ 42.58
Number of treasury shares held | shares	3,564,523		3,564,523
Share buy-back program
Share buy-back program
Share buy-back program value					€ 1,000,000
Share buy-back program, number of tranches | tranche					2
First tranche
Share buy-back program
Number of shares repurchased | shares	1,479,790	2,084,733	3,564,523
Share buy-back program value	€ 448,210	€ 511,021	€ 448,210
Liability related to shares yet to be repurchased	€ 448,881		€ 448,881
First tranche | Maximum
Share buy-back program
Share buy-back program value				€ 600,000